Shareholder Report			6 Months Ended
		Mar. 01, 2026	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			GMO TRUST
Entity Central Index Key			0000772129
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000213398
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class I
Trading Symbol			GCCLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent	[1]		0.86%
AssetsNet			$ 577,703,903
Holdings Count | Holding			108
InvestmentCompanyPortfolioTurnover	[2]		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000179795
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class III
Trading Symbol			GCCHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[3]		0.78%
AssetsNet			$ 577,703,903
Holdings Count | Holding			108
InvestmentCompanyPortfolioTurnover	[4]		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213399
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class R6
Trading Symbol			GCCAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[5]		0.78%
AssetsNet			$ 577,703,903
Holdings Count | Holding			108
InvestmentCompanyPortfolioTurnover	[6]		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000228647
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets ex-China Fund
Class Name			Class III
Trading Symbol			GMAUX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$46	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent	[7]		0.81%
AssetsNet			$ 87,285,468
Holdings Count | Holding			151
InvestmentCompanyPortfolioTurnover	[8]		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$87,285,468
Number of Portfolio Holdings	151
Portfolio Turnover Rate	67%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	36.1
South Korea	29.0
Thailand	8.5
India	6.6
Brazil	3.5
Saudi Arabia	2.9
Hungary	2.5
Vietnam	2.0
Kuwait	1.9
Turkey	1.8
Poland	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	24.3
Technology Hardware & Equipment	17.8
Banks	13.5
Transportation	7.8
Energy	7.6
Automobiles & Components	4.5
Capital Goods	4.2
Materials	3.9
Consumer Durables & Apparel	3.9
Financial Services	3.5
Food, Beverage & Tobacco	3.1
Insurance	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000228643
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets ex-China Fund
Class Name			Class VI
Trading Symbol			GMAQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$39	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[9]		0.68%
AssetsNet			$ 87,285,468
Holdings Count | Holding			151
InvestmentCompanyPortfolioTurnover	[10]		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$87,285,468
Number of Portfolio Holdings	151
Portfolio Turnover Rate	67%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	36.1
South Korea	29.0
Thailand	8.5
India	6.6
Brazil	3.5
Saudi Arabia	2.9
Hungary	2.5
Vietnam	2.0
Kuwait	1.9
Turkey	1.8
Poland	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	24.3
Technology Hardware & Equipment	17.8
Banks	13.5
Transportation	7.8
Energy	7.6
Automobiles & Components	4.5
Capital Goods	4.2
Materials	3.9
Consumer Durables & Apparel	3.9
Financial Services	3.5
Food, Beverage & Tobacco	3.1
Insurance	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213363
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class I
Trading Symbol			GEMEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[11]		1.06%
AssetsNet			$ 569,786,320
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover	[12]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013268
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class II
Trading Symbol			GMEMX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$53	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[13]		0.97%
AssetsNet			$ 569,786,320
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover	[14]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013269
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class III
Trading Symbol			GMOEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$50	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 50
Expense Ratio, Percent	[15]		0.91%
AssetsNet			$ 569,786,320
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover	[16]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000013272
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class VI
Trading Symbol			GEMMX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent	[17]		0.78%
AssetsNet			$ 569,786,320
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover	[18]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213362
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class R6
Trading Symbol			GEMNX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[19]		0.96%
AssetsNet			$ 569,786,320
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover	[20]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213358
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class I
Trading Symbol			GMOUX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[21]		0.75%
AssetsNet			$ 1,407,728,984
Holdings Count | Holding			178
InvestmentCompanyPortfolioTurnover	[22]		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011881
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class III
Trading Symbol			GMOIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[23]		0.68%
AssetsNet			$ 1,407,728,984
Holdings Count | Holding			178
InvestmentCompanyPortfolioTurnover	[24]		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011882
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class IV
Trading Symbol			GMCFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[25]		0.62%
AssetsNet			$ 1,407,728,984
Holdings Count | Holding			178
InvestmentCompanyPortfolioTurnover	[26]		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213364
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class I
Trading Symbol			IOVFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[27]		0.77%
Material Change Date		Mar. 01, 2026
AssetsNet			$ 524,469,432
Holdings Count | Holding			186
InvestmentCompanyPortfolioTurnover	[28]		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change Expenses [Text Block]

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class I shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2026.
C000013282
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class III
Trading Symbol			GTMIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[29]		0.69%
Material Change Date		Mar. 01, 2026
AssetsNet			$ 524,469,432
Holdings Count | Holding			186
InvestmentCompanyPortfolioTurnover	[30]		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change Expenses [Text Block]

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class III shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2026.
C000013283
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class IV
Trading Symbol			GMAZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 33
Expense Ratio, Percent	[31]		0.63%
Material Change Date		Mar. 01, 2026
AssetsNet			$ 524,469,432
Holdings Count | Holding			186
InvestmentCompanyPortfolioTurnover	[32]		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change Expenses [Text Block]

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.62% for Class IV shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2026.
C000213365
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class R6
Trading Symbol			GMBCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[33]		0.69%
Material Change Date		Mar. 01, 2026
AssetsNet			$ 524,469,432
Holdings Count | Holding			186
InvestmentCompanyPortfolioTurnover	[34]		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change Expenses [Text Block]

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class R6 shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2026.
C000222630
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class I
Trading Symbol			GMIIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[35]		0.78%
AssetsNet			$ 333,486,692
Holdings Count | Holding			35
InvestmentCompanyPortfolioTurnover	[36]		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222625
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class III
Trading Symbol			GMAKX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[37]		0.68%
AssetsNet			$ 333,486,692
Holdings Count | Holding			35
InvestmentCompanyPortfolioTurnover	[38]		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222627
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class VI
Trading Symbol			GMAHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[39]		0.58%
AssetsNet			$ 333,486,692
Holdings Count | Holding			35
InvestmentCompanyPortfolioTurnover	[40]		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213356
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class I
Trading Symbol			GQLIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[41]		0.61%
AssetsNet			$ 12,741,827,479
Holdings Count | Holding			49
InvestmentCompanyPortfolioTurnover	[42]		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011437
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class III
Trading Symbol			GQETX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[43]		0.51%
AssetsNet			$ 12,741,827,479
Holdings Count | Holding			49
InvestmentCompanyPortfolioTurnover	[44]		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011438
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class IV
Trading Symbol			GQEFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[45]		0.46%
AssetsNet			$ 12,741,827,479
Holdings Count | Holding			49
InvestmentCompanyPortfolioTurnover	[46]		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011440
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class VI
Trading Symbol			GQLOX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 22
Expense Ratio, Percent	[47]		0.41%
AssetsNet			$ 12,741,827,479
Holdings Count | Holding			49
InvestmentCompanyPortfolioTurnover	[48]		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213357
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class R6
Trading Symbol			GQESX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[49]		0.51%
AssetsNet			$ 12,741,827,479
Holdings Count | Holding			49
InvestmentCompanyPortfolioTurnover	[50]		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241005
Shareholder Report [Line Items]
Fund Name			GMO Resource Transition Fund
Class Name			Class VI
Trading Symbol			GMOYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent	[51]		0.86%
AssetsNet			$ 177,789,431
Holdings Count | Holding			68
InvestmentCompanyPortfolioTurnover	[52]		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$177,789,431
Number of Portfolio Holdings	68
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 57%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.5
Brazil	12.5
Canada	11.1
United Kingdom	8.8
Chile	4.4
Norway	4.2
Finland	3.1
Australia	3.1
China	2.2
Denmark	2.0
France	1.6
Italy	1.2
Other (each less than 1%)	3.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Industrial Metals	39.9
Energy	37.8
Agriculture	12.6
Timber	6.5
Water	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213392
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class I
Trading Symbol			GEACX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[53]		0.80%
AssetsNet			$ 1,254,287,310
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover	[54]		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107485
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class III
Trading Symbol			GOFIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[55]		0.70%
AssetsNet			$ 1,254,287,310
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover	[56]		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107486
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class IV
Trading Symbol			GOVIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent	[57]		0.65%
AssetsNet			$ 1,254,287,310
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover	[58]		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000107488
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class VI
Trading Symbol			GMOWX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 31
Expense Ratio, Percent	[59]		0.60%
AssetsNet			$ 1,254,287,310
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover	[60]		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213393
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class R6
Trading Symbol			GAAHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[61]		0.70%
AssetsNet			$ 1,254,287,310
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover	[62]		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238039
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class I
Trading Symbol			GMAYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[63]		0.75%
AssetsNet			$ 711,767,859
Holdings Count | Holding			44
InvestmentCompanyPortfolioTurnover	[64]		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238041
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class III
Trading Symbol			GMAWX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[65]		0.75%
AssetsNet			$ 711,767,859
Holdings Count | Holding			44
InvestmentCompanyPortfolioTurnover	[66]		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238038
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class IV
Trading Symbol			GMSQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[67]		0.70%
AssetsNet			$ 711,767,859
Holdings Count | Holding			44
InvestmentCompanyPortfolioTurnover	[68]		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238042
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class VI
Trading Symbol			GSBGX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 33
Expense Ratio, Percent	[69]		0.66%
AssetsNet			$ 711,767,859
Holdings Count | Holding			44
InvestmentCompanyPortfolioTurnover	[70]		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238037
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class R6
Trading Symbol			GMBVX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[71]		0.75%
AssetsNet			$ 711,767,859
Holdings Count | Holding			44
InvestmentCompanyPortfolioTurnover	[72]		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011423
Shareholder Report [Line Items]
Fund Name			GMO U.S. Equity Fund
Class Name			Class III
Trading Symbol			GMUEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[73]		0.49%
AssetsNet			$ 217,148,298
Holdings Count | Holding			160
InvestmentCompanyPortfolioTurnover	[74]		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,148,298
Number of Portfolio Holdings	160
Portfolio Turnover Rate	46%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	15.0
Technology Hardware & Equipment	14.2
Media & Entertainment	8.3
Software & Services	7.6
Financial Services	7.1
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Banks	4.6
Automobiles & Components	4.4
Insurance	4.1
Consumer Discretionary Distribution & Retail	3.9
Consumer Durables & Apparel	3.9
Telecommunication Services	3.8
Capital Goods	3.4
Health Care Equipment & Services	3.2
Food, Beverage & Tobacco	2.2
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Consumer Services	1.8
Commercial & Professional Services	1.0
Other (each less than 1%)	1.7
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011426
Shareholder Report [Line Items]
Fund Name			GMO U.S. Equity Fund
Class Name			Class VI
Trading Symbol			GMCQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent	[75]		0.39%
AssetsNet			$ 217,148,298
Holdings Count | Holding			160
InvestmentCompanyPortfolioTurnover	[76]		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,148,298
Number of Portfolio Holdings	160
Portfolio Turnover Rate	46%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	15.0
Technology Hardware & Equipment	14.2
Media & Entertainment	8.3
Software & Services	7.6
Financial Services	7.1
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Banks	4.6
Automobiles & Components	4.4
Insurance	4.1
Consumer Discretionary Distribution & Retail	3.9
Consumer Durables & Apparel	3.9
Telecommunication Services	3.8
Capital Goods	3.4
Health Care Equipment & Services	3.2
Food, Beverage & Tobacco	2.2
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Consumer Services	1.8
Commercial & Professional Services	1.0
Other (each less than 1%)	1.7
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241012
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class I
Trading Symbol			PPAEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[77]		0.60%
AssetsNet			$ 349,608,787
Holdings Count | Holding			167
InvestmentCompanyPortfolioTurnover	[78]		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241007
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class III
Trading Symbol			PPADX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[79]		0.49%
AssetsNet			$ 349,608,787
Holdings Count | Holding			167
InvestmentCompanyPortfolioTurnover	[80]		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241011
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class VI
Trading Symbol			UUOAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent	[81]		0.39%
AssetsNet			$ 349,608,787
Holdings Count | Holding			167
InvestmentCompanyPortfolioTurnover	[82]		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241009
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class R6
Trading Symbol			PPAJX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[83]		0.49%
AssetsNet			$ 349,608,787
Holdings Count | Holding			167
InvestmentCompanyPortfolioTurnover	[84]		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000212810
Shareholder Report [Line Items]
Fund Name			GMO U.S. Small Cap Value Fund
Class Name			Class VI
Trading Symbol			GCAVX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[85]		0.48%
AssetsNet			$ 60,421,801
Holdings Count | Holding			208
InvestmentCompanyPortfolioTurnover	[86]		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$60,421,801
Number of Portfolio Holdings	208
Portfolio Turnover Rate	62%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Financial Services	10.6
Banks	9.1
Consumer Durables & Apparel	7.5
Commercial & Professional Services	7.1
Capital Goods	7.0
Semiconductors & Semiconductor Equipment	6.7
Insurance	5.4
Consumer Services	5.2
Media & Entertainment	5.1
Automobiles & Components	5.1
Technology Hardware & Equipment	5.1
Food, Beverage & Tobacco	4.8
Equity Real Estate Investment Trusts (REITs)	4.5
Energy	3.2
Transportation	3.2
Consumer Discretionary Distribution & Retail	2.7
Materials	1.9
Household & Personal Products	1.8
Health Care Equipment & Services	1.4
Pharmaceuticals, Biotechnology & Life Sciences	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000075103
Shareholder Report [Line Items]
Fund Name			GMO Asset Allocation Bond Fund
Class Name			Class VI
Trading Symbol			GABFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent	[87]		0.33%
AssetsNet			$ 120,052,606
Holdings Count | Holding			11
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$120,052,606
Number of Portfolio Holdings	11
Portfolio Turnover Rate	36%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Table Summary
Short-Term Investments	92.1
Debt Obligations	8.4
Futures Contracts	(1.0)
Other	0.5

C000013327
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class III
Trading Symbol			GMCDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.59%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[88],[89]		0.59%
AssetsNet			$ 2,166,140,400
Holdings Count | Holding			316
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013328
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class IV
Trading Symbol			GMDFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$28	0.54%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Expenses Paid, Amount			$ 28
Expense Ratio, Percent	[90],[91]		0.54%
AssetsNet			$ 2,166,140,400
Holdings Count | Holding			316
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000013330
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class VI
Trading Symbol			GMOQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$26	0.50%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[92],[93]		0.50%
AssetsNet			$ 2,166,140,400
Holdings Count | Holding			316
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000213400
Shareholder Report [Line Items]
Fund Name			GMO High Yield Fund
Class Name			Class I
Trading Symbol			GMOZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[94]		0.45%
AssetsNet			$ 132,088,979
Holdings Count | Holding			162
InvestmentCompanyPortfolioTurnover			92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$132,088,979
Number of Portfolio Holdings	162
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	64.8
Debt Obligations	34.8
Swap Contracts	2.1
Futures Contracts	(0.1)
Other	(1.6)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	18.7
Energy	12.8
Consumer Non-Cyclical	11.8
Communications	11.4
Capital Goods	10.9
Technology	7.5
Basic Industry	7.1
Insurance	4.0
Finance Companies	3.9
Electric	3.6
REITS	3.4
Other Financial	1.5
Transportation	1.5
Cash / Cash Equivalents	0.7
Other Industrial	0.7
Brokerage/Asset Managers/Exchanges	0.3
Government Owned No Guarantee	0.1
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000199930
Shareholder Report [Line Items]
Fund Name			GMO High Yield Fund
Class Name			Class VI
Trading Symbol			GHVIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[95]		0.36%
AssetsNet			$ 132,088,979
Holdings Count | Holding			162
InvestmentCompanyPortfolioTurnover			92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$132,088,979
Number of Portfolio Holdings	162
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	64.8
Debt Obligations	34.8
Swap Contracts	2.1
Futures Contracts	(0.1)
Other	(1.6)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	18.7
Energy	12.8
Consumer Non-Cyclical	11.8
Communications	11.4
Capital Goods	10.9
Technology	7.5
Basic Industry	7.1
Insurance	4.0
Finance Companies	3.9
Electric	3.6
REITS	3.4
Other Financial	1.5
Transportation	1.5
Cash / Cash Equivalents	0.7
Other Industrial	0.7
Brokerage/Asset Managers/Exchanges	0.3
Government Owned No Guarantee	0.1
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

C000213384
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class I
Trading Symbol			GMOLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent	[96]		0.68%
AssetsNet			$ 1,272,664,316
Holdings Count | Holding			337
InvestmentCompanyPortfolioTurnover	[97]		99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000137450
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class III
Trading Symbol			GMOHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[98]		0.58%
AssetsNet			$ 1,272,664,316
Holdings Count | Holding			337
InvestmentCompanyPortfolioTurnover	[99]		99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000020548
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class VI
Trading Symbol			GMODX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[100]		0.48%
AssetsNet			$ 1,272,664,316
Holdings Count | Holding			337
InvestmentCompanyPortfolioTurnover	[101]		99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000213385
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class R6
Trading Symbol			GAAAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[102]		0.58%
AssetsNet			$ 1,272,664,316
Holdings Count | Holding			337
InvestmentCompanyPortfolioTurnover	[103]		99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000075084
Shareholder Report [Line Items]
Fund Name			GMO U.S. Treasury Fund
Class Name			Class VI
Trading Symbol			GUSTX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[104]		0.09%
AssetsNet			$ 378,081,870
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$378,081,870
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Table Summary
Short-Term Investments	99.8
Other	0.2

C000213406
Shareholder Report [Line Items]
Fund Name			GMO Alternative Allocation Fund
Class Name			Class I
Trading Symbol			GAAGX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	3.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.53%.

Expenses Paid, Amount			$ 185
Expense Ratio, Percent	[105],[106]		3.65%
AssetsNet			$ 889,097,491
Holdings Count | Holding			1,455
InvestmentCompanyPortfolioTurnover			325.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000211299
Shareholder Report [Line Items]
Fund Name			GMO Alternative Allocation Fund
Class Name			Class VI
Trading Symbol			GAAVX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$170	3.35%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.52%.

Expenses Paid, Amount			$ 170
Expense Ratio, Percent	[107],[108]		3.35%
AssetsNet			$ 889,097,491
Holdings Count | Holding			1,455
InvestmentCompanyPortfolioTurnover			325.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213405
Shareholder Report [Line Items]
Fund Name			GMO Alternative Allocation Fund
Class Name			Class R6
Trading Symbol			GAAKX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 13, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$169	3.55%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period March 13, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.55%.

Expenses Paid, Amount			$ 169
Expense Ratio, Percent	[109],[110]		3.55%
Expenses Short Period Footnote [Text Block]			For the period March 13, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
AssetsNet			$ 889,097,491
Holdings Count | Holding			1,455
InvestmentCompanyPortfolioTurnover			325.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213372
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class I
Trading Symbol			GBMIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40Footnote Reference1	0.78%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[111]		$ 40
Expense Ratio, Percent	[111],[112]		0.78%
AssetsNet			$ 2,727,712,630
Holdings Count | Holding			6
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000014927
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class III
Trading Symbol			GBMFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35Footnote Reference1	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[113]		$ 35
Expense Ratio, Percent	[113],[114]		0.68%
AssetsNet			$ 2,727,712,630
Holdings Count | Holding			6
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000109350
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class IV
Trading Symbol			GBMBX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32Footnote Reference1	0.63%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[115]		$ 32
Expense Ratio, Percent	[115],[116]		0.63%
AssetsNet			$ 2,727,712,630
Holdings Count | Holding			6
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000213373
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class R6
Trading Symbol			GBMSX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35Footnote Reference1	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[117]		$ 35
Expense Ratio, Percent	[117],[118]		0.68%
AssetsNet			$ 2,727,712,630
Holdings Count | Holding			6
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000102896
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Fund
Class Name			Class III
Trading Symbol			GBFFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$15Footnote Reference1	0.30%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.27%.

Expenses Paid, Amount	[119]		$ 15
Expense Ratio, Percent	[119],[120],[121]		0.30%
AssetsNet			$ 1,343,089,130
Holdings Count | Holding			1,150
InvestmentCompanyPortfolioTurnover	[122]		63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,343,089,130
Number of Portfolio Holdings	1,150
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	55.6
Debt Obligations	24.5
GMO Alternative Funds	13.1
Short-Term Investments	11.3
GMO International Equity Funds	3.9
GMO Fixed Income Funds	2.7
Preferred Stocks	0.8
GMO Implementation FundsFootnote Reference*	0.4
Investment Funds	0.1
Forward Currency Contracts	0.0
Rights/Warrants	0.0
Swap Contracts	(0.1)
Futures Contracts	(0.2)
Securities Sold Short	(12.1)
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	8.5
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	4.6
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	2.6
GMO Resources Fund, Class VI	2.0
U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	2.0
GMO Opportunistic Income Fund, Class VI	1.7
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2
U.S. Treasury Floating Rate Notes, 3.97%, due 07/31/27	1.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000213377
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class I
Trading Symbol			GMOOX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[123]		$ 6
Expense Ratio, Percent	[123],[124]		0.11%
AssetsNet			$ 676,258,462
Holdings Count | Holding			21
InvestmentCompanyPortfolioTurnover	[125]		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000014933
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class III
Trading Symbol			GMWAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[126]		$ 1
Expense Ratio, Percent	[126],[127]		0.01%
AssetsNet			$ 676,258,462
Holdings Count | Holding			21
InvestmentCompanyPortfolioTurnover	[128]		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000213376
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class R6
Trading Symbol			GMWRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[129]		$ 1
Expense Ratio, Percent	[129],[130]		0.01%
AssetsNet			$ 676,258,462
Holdings Count | Holding			21
InvestmentCompanyPortfolioTurnover	[131]		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000014938
Shareholder Report [Line Items]
Fund Name			GMO Global Developed Equity Allocation Fund
Class Name			Class III
Trading Symbol			GWOAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[132]		$ 1
Expense Ratio, Percent	[132],[133]		0.01%
AssetsNet			$ 102,908,170
Holdings Count | Holding			14
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$102,908,170
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO U.S. Equity Funds	52.7
GMO International Equity Funds	47.1
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	24.7
GMO Quality Fund, Class VI	16.2
GMO U.S. Opportunistic Value Fund, Class VI	15.6
GMO U.S. Equity Fund, Class VI	11.8
GMO International Opportunistic Value Fund, Class IV	11.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.6
GMO U.S. Small Cap Value Fund, Class VI	2.9
GMO Resources Fund, Class VI	2.0
GMO Emerging Markets ex-China Fund, Class VI	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213378
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class I
Trading Symbol			GAAUX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7Footnote Reference1	0.13%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[134]		$ 7
Expense Ratio, Percent	[134],[135]		0.13%
AssetsNet			$ 646,804,993
Holdings Count | Holding			16
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000014936
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class III
Trading Symbol			GMGEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[136]		$ 1
Expense Ratio, Percent	[136],[137]		0.01%
AssetsNet			$ 646,804,993
Holdings Count | Holding			16
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213379
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GMADX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[138]		$ 1
Expense Ratio, Percent	[138],[139]		0.01%
AssetsNet			$ 646,804,993
Holdings Count | Holding			16
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000110451
Shareholder Report [Line Items]
Fund Name			GMO Implementation Fund
Class Name			Core Class
Trading Symbol			GIMFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$18	0.35%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.32%.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[140],[141]		0.35%
AssetsNet			$ 2,415,901,745
Holdings Count | Holding			1,260
InvestmentCompanyPortfolioTurnover	[142]		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,415,901,745
Number of Portfolio Holdings	1,260
Portfolio Turnover Rate	78%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 86%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	69.3
Debt Obligations	31.4
Short-Term Investments	11.3
Preferred Stocks	1.1
GMO International Equity Funds	1.1
GMO Implementation FundsFootnote Reference*	0.1
Investment Funds	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0
Swap Contracts	(0.1)
Futures Contracts	(0.2)
Securities Sold Short	(14.5)
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Industry Group SummaryFootnote Reference***

% of Equity Investments

Table Summary
Banks	13.3
Technology Hardware & Equipment	8.7
Materials	8.2
Energy	7.9
Capital Goods	7.6
Insurance	6.8
Automobiles & Components	6.5
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Transportation	5.5
Semiconductors & Semiconductor Equipment	5.0
Financial Services	4.9
Consumer Durables & Apparel	4.7
Food, Beverage & Tobacco	4.2
Telecommunication Services	3.3
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Services	1.7
Consumer Discretionary Distribution & Retail	1.3
Household & Personal Products	0.9
Commercial & Professional Services	0.5
Software & Services	0.5
Media & Entertainment	0.5
Utilities	0.3
Equity Real Estate Investment Trusts (REITs)	0.1
Consumer Services	(1.7)
Footnote	Description
Footnote***	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	9.9
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	7.1
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.8
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.1
U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/27	1.4
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 02/15/44	1.4
GMO Power Infrastructure ETF	1.0
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/56	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000033342
Shareholder Report [Line Items]
Fund Name			GMO International Developed Equity Allocation Fund
Class Name			Class III
Trading Symbol			GIOTX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[143]		$ 1
Expense Ratio, Percent	[143],[144]		0.01%
AssetsNet			$ 232,666,135
Holdings Count | Holding			4
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$232,666,135
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.9
Short-Term Investments	0.2
Other	(0.1)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	23.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213387
Shareholder Report [Line Items]
Fund Name			GMO International Developed Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GAAWX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[145]		$ 1
Expense Ratio, Percent	[145],[146]		0.01%
AssetsNet			$ 232,666,135
Holdings Count | Holding			4
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$232,666,135
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.9
Short-Term Investments	0.2
Other	(0.1)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	23.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000014930
Shareholder Report [Line Items]
Fund Name			GMO International Equity Allocation Fund
Class Name			Class III
Trading Symbol			GIEAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[147]		$ 1
Expense Ratio, Percent	[147],[148]		0.01%
AssetsNet			$ 391,411,071
Holdings Count | Holding			5
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$391,411,071
Number of Portfolio Holdings	5
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	41.5
GMO Emerging Markets Fund, Class VI	33.0
GMO International Opportunistic Value Fund, Class IV	18.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213374
Shareholder Report [Line Items]
Fund Name			GMO International Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GSXMX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[149]		$ 1
Expense Ratio, Percent	[149],[150]		0.01%
AssetsNet			$ 391,411,071
Holdings Count | Holding			5
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$391,411,071
Number of Portfolio Holdings	5
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	41.5
GMO Emerging Markets Fund, Class VI	33.0
GMO International Opportunistic Value Fund, Class IV	18.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000256009
Shareholder Report [Line Items]
Fund Name			GMO MAC Implementation Fund
Class Name			Core Class
Trading Symbol			GMIHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO MAC Implementation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$0	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 0
Expense Ratio, Percent	[151]		0.01%
AssetsNet			$ 21,406,005
Holdings Count | Holding			21
InvestmentCompanyPortfolioTurnover			274.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$21,406,005
Number of Portfolio Holdings	21
Portfolio Turnover Rate	274%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	121.3
Swap Contracts	11.7
Short-Term Investments	0.2
Purchased Options	0.2
Forward Currency Contracts	0.0
Written Options	(0.1)
Futures Contracts	(1.4)
Other	(31.9)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.97%, due 07/31/27	35.6
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	16.9
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	16.4
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	14.6
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/27	10.2
Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/56	6.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000256005
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class I
Trading Symbol			GMIQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference1	0.31%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[152]		$ 16
Expense Ratio, Percent	[152],[153]		0.31%
AssetsNet			$ 206,191,324
Holdings Count | Holding			8
InvestmentCompanyPortfolioTurnover	[154]		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000256007
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class IV
Trading Symbol			GMCHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$7Footnote Reference1	0.13%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[155]		$ 7
Expense Ratio, Percent	[155],[156]		0.13%
AssetsNet			$ 206,191,324
Holdings Count | Holding			8
InvestmentCompanyPortfolioTurnover	[157]		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000256004
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class R6
Trading Symbol			GMRQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12Footnote Reference1	0.23%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[158]		$ 12
Expense Ratio, Percent	[158],[159]		0.23%
AssetsNet			$ 206,191,324
Holdings Count | Holding			8
InvestmentCompanyPortfolioTurnover	[160]		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000014937
Shareholder Report [Line Items]
Fund Name			GMO Strategic Opportunities Allocation Fund
Class Name			Class III
Trading Symbol			GBATX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[161]		$ 2
Expense Ratio, Percent	[161],[162]		0.03%
AssetsNet			$ 74,995,554
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover	[163]		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$74,995,554
Number of Portfolio Holdings	20
Portfolio Turnover Rate	11%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	42.0
GMO U.S. Equity Funds	24.3
GMO Alternative Funds	18.8
GMO Implementation FundsFootnote Reference*	12.8
GMO Fixed Income Funds	1.1
Short-Term Investments	0.8
Debt Obligations	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	18.9
GMO International Equity Fund, Class IV	13.8
GMO U.S. Opportunistic Value Fund, Class VI	9.5
GMO Asset Allocation Bond Fund, Class VI	9.1
GMO International Opportunistic Value Fund, Class IV	8.7
GMO Emerging Markets Fund, Class VI	8.4
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
GMO U.S. Treasury Fund, Class VI	3.8
GMO Quality Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000220257
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Shares Fund
Class Name			Class I
Trading Symbol			GMAJX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Country Debt Shares Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7Footnote Reference1	0.14%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[164]		$ 7
Expense Ratio, Percent	[164],[165]		0.14%
AssetsNet			$ 40,059,876
Holdings Count | Holding			2
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$40,059,876
Number of Portfolio Holdings	2
Portfolio Turnover Rate	58%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO Emerging Country Debt Fund, Class III	100.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000274381
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Debt Total Return Fund
Class Name			Class IV
Trading Symbol			GMVFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about GMO Emerging Markets Debt Total Return Fund for the period of July 15, 2026 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$9	0.66%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period July 15, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.01%.

Expenses Paid, Amount			$ 9
Expense Ratio, Percent	[166],[167]		0.66%
Expenses Short Period Footnote [Text Block]			For the period July 15, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
AssetsNet			$ 101,100,572
Holdings Count | Holding			134
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$101,100,572
Number of Portfolio Holdings	134
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	96.9
Short-Term Investments	9.4
Forward Currency Contracts	0.3
Bond Forward Contracts	(0.0)
Swap Contracts	(0.2)
Reverse Repurchase Agreements	(2.7)
Securities Sold Short	(3.1)
Other	(0.6)

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	45.8
SupraNational	6.0
Ecuador	4.4
Peru	4.4
Mongolia	4.0
Mexico	3.8
Angola	3.2
Other (each between (3)% and 3%)	28.4
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

[1]	Annualized.
[2]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[3]	Annualized.
[4]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[5]	Annualized.
[6]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[7]	Annualized.
[8]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[9]	Annualized.
[10]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[11]	Annualized.
[12]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[13]	Annualized.
[14]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[15]	Annualized.
[16]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[17]	Annualized.
[18]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[19]	Annualized.
[20]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.
[21]	Annualized.
[22]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.
[23]	Annualized.
[24]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.
[25]	Annualized.
[26]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.
[27]	Annualized.
[28]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.
[29]	Annualized.
[30]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.
[31]	Annualized.
[32]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.
[33]	Annualized.
[34]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.
[35]	Annualized.
[36]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.
[37]	Annualized.
[38]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.
[39]	Annualized.
[40]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.
[41]	Annualized.
[42]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[43]	Annualized.
[44]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[45]	Annualized.
[46]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[47]	Annualized.
[48]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[49]	Annualized.
[50]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.
[51]	Annualized.
[52]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 57%.
[53]	Annualized.
[54]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[55]	Annualized.
[56]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[57]	Annualized.
[58]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[59]	Annualized.
[60]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[61]	Annualized.
[62]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.
[63]	Annualized.
[64]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.
[65]	Annualized.
[66]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.
[67]	Annualized.
[68]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.
[69]	Annualized.
[70]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.
[71]	Annualized.
[72]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.
[73]	Annualized.
[74]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.
[75]	Annualized.
[76]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.
[77]	Annualized.
[78]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.
[79]	Annualized.
[80]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.
[81]	Annualized.
[82]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.
[83]	Annualized.
[84]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.
[85]	Annualized.
[86]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.
[87]	Annualized.
[88]	Annualized.
[89]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.
[90]	Annualized.
[91]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.
[92]	Annualized.
[93]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.
[97]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.
[98]	Annualized.
[99]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.
[100]	Annualized.
[101]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.
[102]	Annualized.
[103]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.
[104]	Annualized.
[105]	Annualized.
[106]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.53%.
[107]	Annualized.
[108]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.52%.
[109]	Annualized.
[110]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.55%.
[111]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[112]	Annualized.
[113]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[114]	Annualized.
[115]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[116]	Annualized.
[117]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[118]	Annualized.
[119]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[120]	Annualized.
[121]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.27%.
[122]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.
[123]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[124]	Annualized.
[125]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.
[126]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[127]	Annualized.
[128]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.
[129]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[130]	Annualized.
[131]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.
[132]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[133]	Annualized.
[134]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[135]	Annualized.
[136]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[137]	Annualized.
[138]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[139]	Annualized.
[140]	Annualized.
[141]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.32%.
[142]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 86%.
[143]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[144]	Annualized.
[145]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[146]	Annualized.
[147]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[148]	Annualized.
[149]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[150]	Annualized.
[151]	Annualized.
[152]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[153]	Annualized.
[154]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.
[155]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[156]	Annualized.
[157]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.
[158]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[159]	Annualized.
[160]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.
[161]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[162]	Annualized.
[163]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.
[164]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[165]	Annualized.
[166]	Annualized.
[167]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.01%.